Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposals and retirements, property, plant and equipment [abstract]
At beginning of the year	¥ 125,392	¥ 117,996	¥ 109,154
Liabilities incurred	2,981	2,942	4,266
Liabilities settled	(2,012)	(843)	(677)
Accretion expense (Note 10)	5,453	5,126	5,950
Currency translation differences	(268)	171	(697)
At end of the year	¥ 131,546	¥ 125,392	¥ 117,996